Income Taxes (Details) - Schedule of Uncertain Tax Positions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Beginning and Ending Amount of Liabilities Associated With Uncertain Tax Positions [Abstract]
Uncertain tax liabilities, beginning of period, discontinued operations
Additions for tax position of current period
Settlements with tax authority during current year
Uncertain tax liabilities, end of period, discontinued operations